Trade Receivables - Summary of Allowance for Lifetime Expected Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 6,316	₨ 6,813
Additions, net (Refer to Note 25)	324	640
Charged against allowance	(512)	(1,078)
Translation adjustment	43	(59)
Balance at the end of the year	₨ 6,171	₨ 6,316